Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consist of the following (in millions):

	March 31, 2015	December 31, 2014
Accrued rebates	$68.3	$82.2
Accrued salaries and wages	27.4	46.4
Accrued taxes - income and other	23.8	23.4
Deposit received on pending sale of assets	—	7.8
Other	25.5	23.6

Total	$145.0	$183.4

Accrued liabilities consist of the following (in millions):

	December 31,
	2014	2013
Accrued rebates	$82.2	$81.9
Accrued salaries and wages	46.4	37.3
Accruals for estimated litigation matters	—	25.7
Accrued taxes - income and other	23.4	12.2
Deposit received on pending sale of assets	7.8	—
Other	23.6	22.9

Total	$183.4	$180.0

Schedule of long-term liabilities	Other long-term liabilities consist of the following (in millions):

	March 31, 2015	December 31, 2014
Deferred income taxes	$27.8	$27.9
Taxes payable	1.6	1.6
Other	22.8	18.6

Total	$52.2	$48.1

Other long-term liabilities consist of the following (in millions):

	December 31,
	2014	2013
Deferred income taxes	$27.9	$90.5
Taxes payable	1.6	1.3
Other	18.6	2.7

Total	$48.1	$94.5